Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	R$ 1,168,137	R$ 662,952	R$ 487,568
Gain on sale of farms	251,534	53,097	61,420
Changes in fair value of biological assets and agricultural products	549,764	527,348	160,371
Adjustment to net realizable value of agricultural products after harvest, net	(50,822)	(22,728)	(4,153)
Cost of sales	(1,142,688)	(729,145)	(483,813)
Gross income	775,925	491,524	221,393
Selling expenses	(43,578)	(27,951)	(14,300)
General and administrative expenses	(55,968)	(46,852)	(43,890)
Other operating income (expenses), net	13,829	(22,613)	1,231
Share of profit (loss) of a joint venture	(31)	11	(150)
Operating income	690,177	394,119	164,284
Financial income (expenses)
Financial income	955,783	849,623	375,413
Financial expenses	(1,008,643)	(945,611)	(406,168)
Profit before income and social contribution taxes	637,317	298,131	133,529
Income and social contribution taxes	(117,217)	19,515	(13,975)
Net income for the year	R$ 520,100	R$ 317,646	R$ 119,554
Basic earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 5.2618	R$ 4.5611	R$ 2.1092
Diluted earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 5.2347	R$ 4.4478	R$ 2.0937